Fair Value Measurements - Change in the Fair Value of the Warrant Liabilities (Q3) (Details) - Level 3 [Member] - USD ($)	3 Months Ended						12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance			$ 246,500			$ 6,573,100	$ 6,573,100	$ 0
Change in fair value							(6,326,600)	(3,707,810)
Ending balance							246,500	6,573,100
Working Capital Loan Option [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance			0			0	0
Initial fair value of Working Capital Loan Option							7,885
Change in fair value							(7,885)
Ending balance	$ 0						0	0
Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	904,618	$ 1,191,368	246,500	$ 657,300	$ 3,626,700	6,573,100	6,573,100	0
Change in fair value	163,505	(286,750)	944,868	320,400	(2,969,400)	(2,946,400)	(6,326,600)	(4,368,130)
Ending balance	$ 1,068,123	$ 904,618	$ 1,191,368	$ 977,700	$ 657,300	$ 3,626,700	$ 246,500	$ 6,573,100